LOANS PAYABLE (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2021 USD ($)	Aug. 31, 2021 CAD ($) $ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Shares issued in connection with Sprott credit facility (in shares) | shares				450,730
Shares issued in connection with Sprott credit facility				$ 1,558
Interest expense				2,666
Restricted cash				4,084		$ 1,418
Sprott Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility amount			$ 44,000
Maturity date		July 31, 2022	July 31, 2022
Annual interest rate			7.00%
Paid cash fees			$ 795
Shares issued in connection with Sprott credit facility (in shares) | shares		450,730	450,730
Shares issued in connection with Sprott credit facility		$ 1,558	$ 1,235
Share issued price per share | (per share)		$ 3.46	$ 2.74
Interest expense				$ 2,474
Borrowings effective interest rate				12.09%	12.09%
Restricted cash				$ 1,906	$ 1,500
SSR VTB Note [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility amount	$ 8,000
Annual interest rate	10.00%
Interest expense				$ 192
Borrowing increase in annual percentage	13.00%
Note payable issued	$ 7,848